Income Taxes	12 Months Ended
Dec. 31, 2022
Income Taxes
Income Taxes

(C.5) Income Taxes

y Judgments and Estimates

We are subject to changing tax laws in multiple jurisdictions within the countries in which we operate. Our ordinary business activities also include transactions where the ultimate tax outcome is uncertain due to different interpretations of tax laws, such as those involving transfer pricing and intercompany transactions between SAP Group entities. In addition, the amount of income taxes we pay is generally subject to ongoing audits by domestic and foreign tax authorities. In determining our worldwide income tax provisions, judgment is involved in assessing whether to consider each uncertain tax treatment separately or together with one or more other uncertain tax treatments and whether to reflect the respective effect of uncertainty based on the most likely amount or the expected value. In applying these judgments, we consider the nature and the individual facts and circumstances of each uncertain tax treatment as well as the specifics of the respective jurisdiction, including applicable tax laws and our interpretation thereof.

The assessment whether a deferred tax asset is impaired requires judgment, as we need to estimate future taxable profits to determine whether the utilization of the deferred tax asset is probable. In evaluating our ability to utilize our deferred tax assets, we consider all available positive and negative evidence, including the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are recoverable. Our judgment regarding future taxable income is based on assumptions about future market conditions and future profits of SAP.

Judgment is also required in evaluating whether interest or penalties related to income taxes meet the definition of income taxes, and, if not, whether it is of financial nature. In this judgment, we particularly consider applicable local tax laws and interpretations on IFRS by national standard setters in the area of group financial reporting.

Tax Expense by Geographic Location

€ millions	2022	2021	2020
Current tax expense
Germany	539	608	895
Foreign	1,195	1,360	1,001
Total current tax expense	1,734	1,968	1,896
Deferred tax expense/income
Germany	89	109	-38
Foreign	-441	-606	80
Total deferred tax expense/income	-352	-497	42
 Total income tax expense	1,382	1,471	1,938

Major Components of Tax Expense

€ millions	2022	2021	2020
Current tax expense/income
Tax expense for current year	1,746	1,707	1,653
Taxes for prior years	-12	261	243
Total current tax expense	1,734	1,968	1,896
Deferred tax expense/income
Origination and reversal of temporary differences	-313	-526	47
Unused tax losses, research and development tax credits, and foreign tax credits	-39	29	-5
Total deferred tax expense/income	-352	-497	42
 Total income tax expense	1,382	1,471	1,938

Total deferred tax expense/income includes a benefit of €124 million (2021: €15 million; 2020: €4 million) arising from previously unrecognized tax losses and temporary differences.

Profit Before Tax by Geographic Location

€ millions	2022	2021	2020
Germany	1,785	2,040	2,481
Foreign	1,305	4,807	4,739
 Total	3,090	6,847	7,220

The following table reconciles the expected income tax expense, computed by applying our combined German tax rate of 26.4% (2021: 26.4%; 2020: 26.3%), to the actual income tax expense. Our 2022 combined German tax rate includes a corporate income tax rate of 15.0% (2021: 15.0%; 2020: 15.0%), plus a solidarity surcharge of 5.5% (2021: 5.5%; 2020: 5.5%) thereon, and trade taxes of 10.6% (2021: 10.6%; 2020: 10.5%).

Relationship Between Tax Expense and Profit Before Tax

€ millions, unless otherwise stated	2022	2021	2020
 Profit before tax	3,090	6,847	7,220
Tax expense at applicable tax rate of 26.4% (2021: 26.4%; 2020: 26.3%)	817	1,808	1,901
Tax effect of:
Foreign tax rates	-117	-126	-166
Non-deductible expenses	431	420	254
Tax-exempt income	297	-630	-282
Withholding taxes	179	204	105
Research and development and foreign tax credits	-95	-75	-100
Prior-year taxes	4	9	128
Reassessment of deferred tax assets, research and development tax credits, and foreign tax credits	-124	-34	41
Other	-10	-105	57
 Total income tax expense	1,382	1,471	1,938
Effective tax rate (in %)	44.7	21.5	26.8

Components of Recognized Deferred Tax Assets and Liabilities

€ millions	2022	2021
Deferred tax assets
Intangible assets	1,069	759
Property, plant, and equipment	27	19
Leases	503	472
Other financial assets	23	14
Trade and other receivables	81	58
Pension provisions	203	196
Share-based payments	226	278
Other provisions and obligations	753	625
Contract liabilities	994	781
Carryforwards of unused tax losses	150	148
Research and development and foreign tax credits	110	77
Other	134	139
Total deferred tax assets (gross)	4,273	3,566
Netting	-2,208	-1,780
 Total deferred tax assets (net)	2,065	1,786
Deferred tax liabilities
Intangible assets	835	903
Property, plant, and equipment	108	120
Leases	437	405
Other financial assets	170	169
Trade and other receivables	269	206
Pension provisions	35	29
Other provisions and obligations	269	50
Contract liabilities	5	7
Other	321	187
Total deferred tax liabilities (gross)	2,449	2,076
Netting	-2,208	-1,780
 Total deferred tax liabilities (net)	241	296

The increase in deferred tax assets for intangible assets mainly results from the capitalization of research and development expenses for tax purposes. Furthermore, the deferred tax assets for contract liabilities increased mainly because of deferred revenue.

The increase in deferred tax liabilities for other provisions and obligations mainly results from financial debt.

Items Not Resulting in a Deferred Tax Asset

€ millions	2022	2021	2020
Unused tax losses
Not expiring	345	430	570
Expiring in the following year	14	26	25
Expiring after the following year	453	309	338
Total unused tax losses	812	765	933
Deductible temporary differences	378	602	587
Unused research and development and foreign tax credits
Not expiring	9	28	26
Expiring after the following year	20	20	17
Total unused tax credits	29	48	43

Of the unused tax losses, €294 million (2021: €183 million; 2020: €179 million) relate to U.S. state tax loss carryforwards.

We have not recognized a deferred tax liability on approximately €28.91 billion (2021: €24.04 billion) for undistributed profits of our subsidiaries, because we are in a position to control the timing of the reversal of the temporary difference and it is probable that such differences will not reverse in the foreseeable future.

Income Tax-Related Litigation

We are subject to ongoing tax audits by domestic and foreign tax authorities. Currently, we are in dispute mainly with the German and only a few foreign tax authorities. The German dispute is in respect of certain secured capital investments, while the few foreign disputes are in respect of the deductibility of intercompany royalty payments and intercompany services. In all cases, we expect that a favorable outcome can only be achieved through litigation. For all of these matters, we have not recorded a provision as we believe that the tax authorities’ claims have no merit and that no adjustment is warranted. If, contrary to our view, the tax authorities were to prevail in their arguments before the court, we would expect to have an additional expense of approximately €1,571 million (2021: €1,283 million) in total (including related interest expenses and penalties of €857 million (2021: €677 million)).

Reform of International Taxation Rules

In October 2021, over 135 jurisdictions agreed on a new framework for the international tax system covering the re-allocation of taxing rights and the introduction of a global minimum corporate tax rate. In December 2021, the Organization for Economic Co-operation and Development (OECD) released model rules, which shall ensure that multinational enterprises with revenue above €750 million will be subject to a 15% minimum corporate tax rate. In December 2022, the Member States of the European Union (EU) adopted a directive on a global minimum level of taxation for multinational enterprise groups and large-scale domestic groups in the EU. By the end of 2023, this directive needs to be transposed into national law by the EU member states to be applicable for fiscal years beginning from December 31, 2023. Therefore, we cannot yet assess possible impacts for SAP, though we expect to be subject to such rules.